SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ 115,000	$ 666,000	$ 133,000
Allowance for doubtful accounts receivable	2,180,000	2,063,000
Intangible asset impairment loss		255,000
Goodwill	3,406,000	3,356,000	4,041,000
Goodwill impairment loss		674,000	879,000
Severance expenses	1,595,000	1,386,000	1,460,000
Advertising expenses	6,900,000	$ 6,800,000	$ 6,700,000
Deferred expenses amortization period		20 months
Investment impairment loss	$ 0	$ 0
Antidilutive shares	0
Certain Reporting Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill		700,000
Goodwill impairment loss		700,000
Goodwill, fair value		$ 0
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	50.00%
Intangible assets finite lived, useful life	10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage, equity method	20.00%